Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Basis of Presentation and Summary of Significant Accounting Policies [Abstarct]
Schedule of Straight-Line Method Over the Useful Lives	Property and equipment are stated at historical cost. Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets are as follows:
Useful Life
Machinery and equipment	5 years
Computer and peripherals	3 years
Trucks and automobiles	5 years
Buildings	39 years
Property and equipment are stated at historical cost. Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets are as follows:
Useful Life
Machinery and equipment	5 years
Computer and peripherals	3 years
Trucks and automobiles	5 years
Buildings	39 years

Schedule of Disaggregate Revenue	The Company’s disaggregate revenue stream by products are summarized below:
	For the three months ended March 31, 2024	For the three months ended March 31, 2023
Grow light	$2,060,939	$2,966,672
Indoor grow containers	143,781	-
Total revenues	$2,204,720	$2,966,672

Schedule of Deferred income and Contract Liabilities	Movements of Deferred income — contract liabilities consisted of the following as of the date indicated:
	As of March 31, 2024	As of December 31, 2023
Beginning balance	$118,909	$808,118
Prepayments from customers	181,065	1,370,836
Recognized as revenues	(77,570)	(2,060,045)
Ending balance	$222,404	$118,909
Movements of Deferred income — contract liabilities consisted of the following as of the date indicated:
	As of December 31, 2023	As of December 31, 2022
Beginning balance	$808,118	$997,732
Prepayments from customers	1,370,836	1,352,698
Recognized as revenues	(2,060,045)	(1,542,312)
Ending balance	$118,909	$808,118